SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 6     SEGMENT INFORMATION

The Company has organized its operations into four geographic regions. The geographic regions include North America, South America, Australia and Africa and represent the Company’s operating segments. The results of these operating segments are reviewed by the Company’s chief operating decision maker to make decisions about resources to be allocated to the segments and assess their performance. As a result, these operating segments represent the Company’s reportable segments. Notwithstanding this structure, the Company internally reports information on a mine-by-mine basis for each mining operation and has chosen to disclose this information on the following tables. Income (loss) before income and mining tax and other items from reportable segments does not reflect general corporate expenses, interest (except project-specific interest) or income and mining taxes. Intercompany revenue and expense amounts have been eliminated within each segment in order to report on the basis that management uses internally for evaluating segment performance. Newmont’s business activities that are not considered operating segments are included in Corporate and Other. Although they are not required to be included in this footnote, they are provided for reconciliation purposes.

In the first quarter of 2017, the Company renamed its Asia Pacific reporting segment to Australia. Segment results for the prior period have been retrospectively revised to reflect this change.

Unless otherwise noted, we present only the reportable segments of our continuing operations in the tables below. The financial information relating to the Company’s segments is as follows:

				Advanced	Income (Loss)
		Costs	Depreciation	Projects, Research	before Income
		Applicable	and	and Development	and Mining Tax	Total	Capital
	Sales	to Sales	Amortization	and Exploration	and Other Items	Assets	Expenditures(1)
Year Ended December 31, 2017
Carlin	$1,228	$810	$224	$18	$131	$2,299	$174
Phoenix:
Gold	259	182	47
Copper	88	55	15
Total Phoenix	347	237	62	5	30	889	25
Twin Creeks	473	229	64	9	168	1,144	52
Long Canyon	219	59	74	23	63	1,083	10
CC&V	585	290	127	10	156	901	33
Other North America	—	—	1	26	(29)	676	9
North America	2,852	1,625	552	91	519	6,992	303

Yanacocha	671	504	134	41	(77)	1,420	51
Merian	643	238	91	14	297	967	105
Other South America	—	—	14	43	(72)	1,661	—
South America	1,314	742	239	98	148	4,048	156

Boddington:
Gold	981	562	116
Copper	227	108	22
Total Boddington	1,208	670	138	2	369	2,110	80
Tanami	514	251	67	21	181	690	108
Kalgoorlie	458	234	20	9	190	407	21
Other Australia	—	—	6	8	(37)	54	5
Australia	2,180	1,155	231	40	703	3,261	214

Ahafo	439	268	72	24	70	1,690	181
Akyem	594	272	155	10	152	1,057	26
Other Africa	—	—	1	6	(13)	1	—
Africa	1,033	540	228	40	209	2,748	207

Corporate and Other	—	—	11	53	(507)	3,597	10
Consolidated	$7,379	$4,062	$1,261	$322	$1,072	$20,646	$890

(1)	Includes an increase in accrued capital expenditures of $24; consolidated capital expenditures on a cash basis were $866.

				Advanced	Income (Loss)
		Costs	Depreciation	Projects, Research	before Income
		Applicable	and	and Development	and Mining Tax	Total	Capital
	Sales	to Sales	Amortization	and Exploration	and Other Items	Assets	Expenditures(1)
Year Ended December 31, 2016
Carlin	$1,171	$782	$199	$19	$160	$2,282	$173
Phoenix:
Gold	246	163	51
Copper	86	89	27
Total Phoenix	332	252	78	1	(11)	923	22
Twin Creeks	555	231	50	8	261	1,132	37
Long Canyon	27	4	5	20	(3)	1,123	119
CC&V	481	211	105	11	147	1,041	59
Other North America	—	—	1	12	(11)	696	9
North America	2,566	1,480	438	71	543	7,197	419

Yanacocha	792	525	272	35	(1,171)	1,549	83
Merian	117	34	12	24	46	984	221
Other South America	—	—	14	36	(55)	1,677	—
South America	909	559	298	95	(1,180)	4,210	304

Boddington:
Gold	973	530	110
Copper	164	126	24
Total Boddington	1,137	656	134	1	328	2,078	65
Tanami	575	238	82	13	241	623	145
Kalgoorlie	467	257	19	5	185	381	20
Other Australia	—	—	9	8	(25)	63	4
Australia	2,179	1,151	244	27	729	3,145	234

Ahafo	436	313	94	28	(7)	1,739	87
Akyem	590	235	128	8	214	1,240	22
Other Africa	—	—	1	2	(8)	2	—
Africa	1,026	548	223	38	199	2,981	109

Corporate and Other	—	—	10	51	(511)	3,538	11
Consolidated	$6,680	$3,738	$1,213	$282	$(220)	$21,071	$1,077

(1)	Includes a decrease in accrued capital expenditures of $56; consolidated capital expenditures on a cash basis were $1,133.

				Advanced	Income (Loss)
		Costs	Depreciation	Projects, Research	before Income
		Applicable	and	and Development	and Mining Tax	Total	Capital
	Sales	to Sales	Amortization	and Exploration	and Other Items	Assets	Expenditures(1)
Year Ended December 31, 2015
Carlin	$1,027	$790	$198	$16	$11	$2,243	$270
Phoenix:
Gold	221	163	42
Copper	109	101	21
Total Phoenix	330	264	63	3	(23)	996	25
Twin Creeks	551	246	51	8	240	1,141	48
Long Canyon	—	—	—	22	(22)	1,003	128
CC&V	91	44	19	3	23	1,043	66
Other North America	—	—	1	8	8	711	8
North America	1,999	1,344	332	60	237	7,137	545

Yanacocha	1,070	564	336	37	29	2,648	100
Merian	—	—	—	12	(12)	764	356
Other South America	—	—	14	46	(66)	1,688	—
South America	1,070	564	350	95	(49)	5,100	456

Boddington:
Gold	910	570	116
Copper	171	140	26
Total Boddington	1,081	710	142	3	219	2,066	58
Tanami	504	225	82	7	192	541	98
Waihi (2)	136	55	14	3	59	—	12
Kalgoorlie	360	272	21	3	65	394	21
Other Australia	—	—	16	5	(46)	71	5
Australia	2,081	1,262	275	21	489	3,072	194

Ahafo	387	206	53	24	74	1,757	92
Akyem	548	212	96	8	228	1,246	45
Other Africa	—	—	—	2	(13)	2	—
Africa	935	418	149	34	289	3,005	137

Corporate and Other (3)	—	—	15	72	(696)	6,910	38
Consolidated	$6,085	$3,588	$1,121	$282	$270	$25,224	$1,370

(1)	Includes an increase in accrued capital expenditures of $59; consolidated capital expenditures on a cash basis were $1,311.
(2)	In October 2015, the Company sold the Waihi mine.
(3)	Total assets for Corporate and Other include assets held for sale related to our discontinued operations. See Note 4 for additional information regarding our discontinued operations.

Revenues from sales attributed to countries based on the customer’s location were as follows:

	Years Ended December 31,
	2017	2016	2015
United Kingdom	$5,521	$5,382	$4,954
Switzerland	657	148	39
Korea	384	298	334
Philippines	310	283	208
Germany	168	191	166
Canada	96	124	104
United States	91	70	69
Japan	87	59	111
Other	65	125	100
	$7,379	$6,680	$6,085

As gold can be sold through numerous gold market traders worldwide, the Company is not economically dependent on a limited number of customers for the sale of its product. In 2017, sales to Toronto Dominion Bank were $2,738 (37%) and JPMorgan Chase were $1,400 (19%). In 2016, sales to Toronto Dominion Bank were $1,818 (27%), JPMorgan Chase were $1,451 (22%), Bank of Nova Scotia were $1,067 (16%) and HSBC were $952 (14%) of total gold sales. In 2015, sales to Bank of Nova Scotia were $1,074 (14%) and sales to Credit Agricole Corporate and Investment were $762 (10%) of total gold sales.

The Company sells copper predominantly in the form of copper concentrates which are sold directly to smelters located in Asia and to a lesser extent North America and Europe. The copper concentrates are sold under long-term supply contracts with processing fees based on the demand for these concentrates in the global market place. In Nevada, the Company also produces copper cathode which is sold to one customer in the North American market.

Long-lived assets, excluding deferred tax assets, investments and restricted assets, were as follows:

	At December 31,
	2017	2016
United States	$6,508	$6,640
Australia	2,841	2,760
Ghana	2,414	2,435
Peru	2,040	2,109
Suriname	835	818
Other	11	—
	$14,649	$14,762